Fair Value Measurements - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements on a Recurring Basis and the Level of Inputs Used (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2018	Aug. 31, 2017
Assets:
Total marketable investments	$ 552,896	$ 410,031	$ 25,803
Equity investments	16,950	0
Liabilities:
Warrant liabilities	51,753	343,400	1,122
2017 Warrants
Liabilities:
Warrant liabilities			1,035		$ 480
2018 Warrants
Liabilities:
Warrant liabilities			87	$ 46
U.S. Treasury
Assets:
Total marketable investments	210,709	155,347	749
U.S. agency and government sponsored securities
Assets:
Total marketable investments		19,996	1,398
Corporate bonds
Assets:
Total marketable investments	61,672	45,450	3,473
Asset-backed securities
Assets:
Total marketable investments	8,051	7,018
Fair Value, Recurring
Assets:
Total cash equivalents	185,290	198,292	21,404
Total marketable investments		276,710	6,659
Equity investments	16,950
Total marketable investments	403,591	276,710
Liabilities:
Warrant liabilities	51,753	343,400	1,122
Fair Value, Recurring | Public Warrants
Liabilities:
Warrant liabilities	0	228,933
Fair Value, Recurring | Private Warrants
Liabilities:
Warrant liabilities	51,753	114,467
Fair Value, Recurring | 2017 Warrants
Liabilities:
Warrant liabilities			1,035
Fair Value, Recurring | 2018 Warrants
Liabilities:
Warrant liabilities			87
Fair Value, Recurring | U.S. Treasury
Assets:
Total marketable investments	210,709	130,348	749
Fair Value, Recurring | U.S. agency and government sponsored securities
Assets:
Total marketable investments	0	19,996
Fair Value, Recurring | Commercial paper
Assets:
Total marketable investments	106,209	73,898	3,212
Fair Value, Recurring | Corporate bonds
Assets:
Total marketable investments	61,672	45,450	2,698
Fair Value, Recurring | Asset-backed securities
Assets:
Total marketable investments	8,051	7,018
Fair Value, Recurring | Money market funds
Assets:
Total cash equivalents	19,035	64,971	2,260
Fair Value, Recurring | U.S. Treasury
Assets:
Total cash equivalents	0	24,999
Fair Value, Recurring | U.S. agency and government sponsored securities
Assets:
Total cash equivalents			1,398
Fair Value, Recurring | Commercial paper
Assets:
Total cash equivalents	166,255	108,322	16,971
Fair Value, Recurring | Corporate bonds
Assets:
Total cash equivalents			775
Level 1 | Fair Value, Recurring
Assets:
Total cash equivalents	19,035	89,970	2,260
Total marketable investments		130,348	749
Equity investments	16,950
Total marketable investments	227,659	130,348
Liabilities:
Warrant liabilities	0	228,933	0
Level 1 | Fair Value, Recurring | Public Warrants
Liabilities:
Warrant liabilities	0	228,933
Level 1 | Fair Value, Recurring | Private Warrants
Liabilities:
Warrant liabilities	0	0
Level 1 | Fair Value, Recurring | 2017 Warrants
Liabilities:
Warrant liabilities			0
Level 1 | Fair Value, Recurring | 2018 Warrants
Liabilities:
Warrant liabilities			0
Level 1 | Fair Value, Recurring | U.S. Treasury
Assets:
Total marketable investments	210,709	130,348	749
Level 1 | Fair Value, Recurring | U.S. agency and government sponsored securities
Assets:
Total marketable investments	0	0
Level 1 | Fair Value, Recurring | Commercial paper
Assets:
Total marketable investments	0	0	0
Level 1 | Fair Value, Recurring | Corporate bonds
Assets:
Total marketable investments	0	0	0
Level 1 | Fair Value, Recurring | Asset-backed securities
Assets:
Total marketable investments	0	0
Level 1 | Fair Value, Recurring | Money market funds
Assets:
Total cash equivalents	19,035	64,971	2,260
Level 1 | Fair Value, Recurring | U.S. Treasury
Assets:
Total cash equivalents	0	24,999
Level 1 | Fair Value, Recurring | U.S. agency and government sponsored securities
Assets:
Total cash equivalents			0
Level 1 | Fair Value, Recurring | Commercial paper
Assets:
Total cash equivalents	0	0	0
Level 1 | Fair Value, Recurring | Corporate bonds
Assets:
Total cash equivalents			0
Level 2 | Fair Value, Recurring
Assets:
Total cash equivalents	166,255	108,322	19,144
Total marketable investments		146,362	5,910
Equity investments	0
Total marketable investments	175,932	146,362
Liabilities:
Warrant liabilities	0	114,467	0
Level 2 | Fair Value, Recurring | Public Warrants
Liabilities:
Warrant liabilities	0	0
Level 2 | Fair Value, Recurring | Private Warrants
Liabilities:
Warrant liabilities	0	114,467
Level 2 | Fair Value, Recurring | 2017 Warrants
Liabilities:
Warrant liabilities			0
Level 2 | Fair Value, Recurring | 2018 Warrants
Liabilities:
Warrant liabilities			0
Level 2 | Fair Value, Recurring | U.S. Treasury
Assets:
Total marketable investments	0	0	0
Level 2 | Fair Value, Recurring | U.S. agency and government sponsored securities
Assets:
Total marketable investments	0	19,996
Level 2 | Fair Value, Recurring | Commercial paper
Assets:
Total marketable investments	106,209	73,898	3,212
Level 2 | Fair Value, Recurring | Corporate bonds
Assets:
Total marketable investments	61,672	45,450	2,698
Level 2 | Fair Value, Recurring | Asset-backed securities
Assets:
Total marketable investments	8,051	7,018
Level 2 | Fair Value, Recurring | Money market funds
Assets:
Total cash equivalents	0	0	0
Level 2 | Fair Value, Recurring | U.S. Treasury
Assets:
Total cash equivalents	0	0
Level 2 | Fair Value, Recurring | U.S. agency and government sponsored securities
Assets:
Total cash equivalents			1,398
Level 2 | Fair Value, Recurring | Commercial paper
Assets:
Total cash equivalents	166,255	108,322	16,971
Level 2 | Fair Value, Recurring | Corporate bonds
Assets:
Total cash equivalents			775
Level 3 | Fair Value, Recurring
Assets:
Total cash equivalents	0	0	0
Total marketable investments		0	0
Equity investments	0
Total marketable investments	0	0
Liabilities:
Warrant liabilities	51,753	0	1,122
Level 3 | Fair Value, Recurring | Public Warrants
Liabilities:
Warrant liabilities	0	0
Level 3 | Fair Value, Recurring | Private Warrants
Liabilities:
Warrant liabilities	51,753	0
Level 3 | Fair Value, Recurring | 2017 Warrants
Liabilities:
Warrant liabilities			1,035
Level 3 | Fair Value, Recurring | 2018 Warrants
Liabilities:
Warrant liabilities			87
Level 3 | Fair Value, Recurring | U.S. Treasury
Assets:
Total marketable investments	0	0	0
Level 3 | Fair Value, Recurring | U.S. agency and government sponsored securities
Assets:
Total marketable investments	0	0
Level 3 | Fair Value, Recurring | Commercial paper
Assets:
Total marketable investments	0	0	0
Level 3 | Fair Value, Recurring | Corporate bonds
Assets:
Total marketable investments	0	0	0
Level 3 | Fair Value, Recurring | Asset-backed securities
Assets:
Total marketable investments	0	0
Level 3 | Fair Value, Recurring | Money market funds
Assets:
Total cash equivalents	0	0	0
Level 3 | Fair Value, Recurring | U.S. Treasury
Assets:
Total cash equivalents	0	0
Level 3 | Fair Value, Recurring | U.S. agency and government sponsored securities
Assets:
Total cash equivalents			0
Level 3 | Fair Value, Recurring | Commercial paper
Assets:
Total cash equivalents	$ 0	$ 0	0
Level 3 | Fair Value, Recurring | Corporate bonds
Assets:
Total cash equivalents			$ 0